Subsequent Events (Details) - USD ($)	Jul. 14, 2023	Nov. 09, 2022	Jul. 24, 2023	Mar. 31, 2023
Subsequent Events (Details) [Line Items]
Purchased principal amount		$ 3,333,333.33
Subscription agreement description		The Company has reserved 20,911,474 for issuance of no less than the sum of 1) maximum number of common shares issuable upon conversion of all the notes then outstanding (number of 19,157,088 common shares, referred to “Common Share Conversion”), and 2) the maximum number of warrants shares issuable upon exercise of all the warrants then outstanding (number of 1,754,386 common shares, referred to as “Warrant Conversion”).
Secured loan				$ 1,000,000
Issued capital ordinary			$ 30,000,000
Non-adjusting event after reporting period [Member]
Subsequent Events (Details) [Line Items]
Secured loan	$ 350,000
Shares held (in Shares)	1,500,000
Total repayment amount	$ 472,500
Interest expense	122,500
Repayment term, amount	19,687.5
Average monthly payment	$ 78,750